UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK – 99.9%

Canada – 1.4%
Industrials– 1.4%
ATS Automation Tooling Systems*	974,604	$12,556,384
Maxar Technologies(A)	852,516	4,790,656

Total Canada		17,347,040
China – 1.8%
Information Technology– 1.8%
Hollysys Automation Technologies	1,132,625	23,354,728

Total China		23,354,728
Finland – 0.9%
Industrials– 0.9%
Cargotec, Cl B(A)	343,091	11,487,545

Total Finland		11,487,545
France – 1.9%
Industrials– 0.9%
Schneider Electric	174,492	12,429,677

Information Technology– 1.0%
Dassault Systemes	102,370	12,868,197

Total France		25,297,874
Germany – 7.9%
Industrials– 6.0%
Duerr(A)	347,126	14,219,619
GEA Group	488,574	13,465,918
KION Group	226,748	13,118,341
Krones(A)	258,698	21,654,640
Siemens	110,814	12,178,732
SLM Solutions Group* (A)	299,008	3,739,744
		78,376,994

Information Technology– 1.9%
Isra Vision(A)	342,557	11,575,793
Jenoptik	410,284	13,275,971
		24,851,764
Total Germany		103,228,758
Japan – 21.9%
Industrials– 13.5%
Daifuku	426,417	21,314,973
Daihen	403,909	9,037,199
FANUC	136,328	22,999,008
Fuji Machine Manufacturing	966,200	12,580,221
Harmonic Drive Systems(A)	647,539	22,550,517
Mitsubishi Electric	1,005,844	12,620,417
Nabtesco*	891,510	23,485,796
Nachi-Fujikoshi	310,360	12,391,015
SMC	38,076	12,500,740
THK	568,357	13,458,201
Toshiba Machine	480,333	9,626,080
Yushin Precision Equipment	410,770	3,506,435
		176,070,602

Information Technology– 8.4%
Amano	587,200	12,210,177
Keyence	40,424	20,748,733
Omron	539,258	22,049,969
Optex Group(A)	652,700	11,443,091
Topcon	816,453	10,968,063
Yaskawa Electric(A)	741,249	20,841,881
Yokogawa Electric	670,978	12,466,393
		110,728,307

Total Japan		286,798,909
South Korea – 1.3%
Information Technology– 1.3%
Koh Young Technology	235,576	17,361,463

Total South Korea		17,361,463
Sweden – 2.0%
Health Care– 1.0%
Elekta, Cl B	958,990	12,815,153

Information Technology– 1.0%
Hexagon, Cl B	264,307	12,900,934

Total Sweden		25,716,087
Switzerland – 3.1%
Health Care– 1.0%
Tecan Group	62,605	12,658,566

Industrials– 2.1%
ABB	632,481	12,084,142
Kardex	118,975	15,709,833
		27,793,975

Total Switzerland		40,452,541
Taiwan – 5.5%
Industrials– 2.7%
Airtac International Group	1,181,932	13,542,310
Hiwin Technologies	2,817,350	22,192,884
		35,735,194

Information Technology– 2.8%
Advantech	1,664,769	12,382,199
Delta Electronics	2,995,187	14,721,717
Global Unichip	1,539,000	9,918,852
		37,022,768

Total Taiwan		72,757,962
United Kingdom – 2.3%
Consumer Discretionary– 1.2%
Ocado Group*	1,200,382	15,651,390

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2019 (Unaudited)

Description	Shares	Fair Value

Information Technology– 1.1%
Renishaw	228,960	$14,065,288

Total United Kingdom		29,716,678
United States – 49.9%
Consumer Discretionary– 2.7%
Delphi Automotive PLC*	182,164	14,414,637
iRobot* (A)	237,155	21,294,147
		35,708,784

Energy– 2.5%
Helix Energy Solutions Group*	1,669,076	11,399,789
Oceaneering International*	1,371,276	21,515,321
		32,915,110

Health Care– 7.1%
Accuray*	1,828,465	8,045,246
BioTelemetry*	184,738	13,267,883
Globus Medical, Cl A*	263,720	11,880,586
Illumina*	37,928	10,611,875
Intuitive Surgical*	43,782	22,926,006
QIAGEN*	346,770	12,840,893
Varian Medical Systems*	102,385	13,517,892
		93,090,381

Industrials– 9.5%
Aerovironment*	306,714	23,819,409
Deere	82,734	13,568,376
John Bean Technologies	163,934	13,022,917
Lincoln Electric Holdings	152,633	13,193,597
Nordson	107,700	13,962,228
Raven Industries	324,843	12,015,943
Rockwell Automation	133,329	22,601,932
Teledyne Technologies*	59,223	13,278,981
		125,463,383

Information Technology– 28.1%
3D Systems* (A)	1,057,348	13,491,760
Ambarella* (A)	319,942	12,157,796
Autodesk*	92,052	13,550,054
Brooks Automation	818,120	25,468,075
Cadence Design Systems*	285,819	13,727,887
Cognex	520,733	23,693,352
FARO Technologies*	368,889	15,685,160
FLIR Systems	494,261	24,159,478
IPG Photonics*	173,345	23,054,885
Manhattan Associates*	260,729	12,715,753
Materialise ADR* (A)	881,331	14,568,401
Microchip Technology(A)	173,780	13,966,699
National Instruments	259,334	11,467,749
Novanta*	205,079	14,289,905
Nuance Communications*	806,477	12,798,790
NVIDIA	145,007	20,844,756
PTC*	145,729	12,356,362
QUALCOMM	218,245	10,807,492
Stratasys* (A)	602,926	15,392,701
Teradyne	374,518	13,478,903
Trimble Navigation*	344,176	12,961,668
Xilinx	139,434	15,608,242
Zebra Technologies, Cl A*	130,091	22,583,798
		368,829,666

Total United States		656,007,324

Total Common Stock
(Cost $1,466,290,357)		1,309,526,909

SHORT-TERM INVESTMENT (B) — 0.0%
Invesco Government & Agency, Cl Institutional, 2.280%	349,756	349,756

Total Short-Term Investment
(Cost $349,756)		349,756

	Par Amount
REPURCHASE AGREEMENTS (B)(C) — 6.0%
Daiwa Capital Markets
2.570%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $18,427,766 (collateralized by various U.S. Government Agency and U.S. Treasury obligations, par values ranging from $1 to $1,688,575, 0.000% to 6.500%, 02/07/19 to 09/09/49, with a total market value of $18,794,981	$18,426,451	18,426,451

HSBC Securities
2.570%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $18,427,766 (collateralized by U.S. Government Agency obligation, par value $18,053,366, 4.500%, 01/20/2049, with a total market value of $18,794,980	18,426,451	18,426,451

Merrill Lynch
2.560%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $5,305,872 (collateralized by various U.S. Government Agency obligations, par values ranging from $58,149 to $991,538, 0.000% to 3.000%, 04/15/20 to 05/15/45, with a total market value of $5,566,509	5,305,495	5,305,495

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2019 (Unaudited)

Description	Par Amount	Fair Value

Mizuho Securities
2.570%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $18,427,766 (collateralized by various U.S. Government Agency and U.S. Treasury obligations, par values ranging from $584,185 to $7,823,343, 0.000% to 3.500%, 04/18/19 to 02/01/48, with a total market value of $18,794,982	$18,426,451	$18,426,451

RBC Dominion Securities
2.570%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $18,427,766 (collateralized by various U.S. Government Agency obligations, par values ranging from $69 to $3,838,844, 1.250% to 7.000%, 05/30/19 to 12/15/48, with a total market value of $18,794,980	18,426,451	18,426,451

Total Repurchase Agreements
(Cost $79,011,299)		79,011,299

Total Investments - 105.9%
(Cost $1,545,651,412)		$1,388,887,964

Percentages are based on Net Assets of $1,311,483,999.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $195,539,308.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019 was $79,361,055.
(C)	Tri-Party Repurchase Agreement.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,282,224,971	$27,301,938	$—	$1,309,526,909
Short-Term Investment	349,756	—	—	349,756
Repurchase Agreement	—	79,011,299	—	79,011,299
Total Investments in Securities	$1,282,574,727	$106,313,237	$—	$1,388,887,964

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended January 31, 2019, the Fund did not hold any Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ROB-QH-001-1100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 28, 2019

By (Signature and Title)	/s/ James J. Baker
James J. Baker, Jr., Treasurer

Date: March 28, 2019